Shareholders' Equity (Narrative) (Details) (JPY ¥)	0 Months Ended		1 Months Ended		12 Months Ended						0 Months Ended
	Jul. 01, 2011	Jul. 30, 2010	Aug. 31, 2010	Sep. 17, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Affiliated Entity [Member]	Mar. 31, 2011 Affiliated Entity [Member]	Mar. 31, 2010 Affiliated Entity [Member]	Oct. 13, 2009 Public Offering [Member]	Oct. 13, 2009 Third Party Allotment [Member]
Class of Stock [Line Items]
Amounts available for distributions					¥ 483,126,000,000	¥ 480,471,000,000	¥ 546,483,000,000
Investee undistributed earnings equity method					50,922,000,000	77,145,000,000	72,405,000,000
Dividends on common stock per share					¥ 6	¥ 8	¥ 8
Number of shares authorized to be repurchased		75,000,000
Total value of shares authorized for repurchase		50,000,000,000
Common shares repurchased			75,000,000	75,000,000	(50,093,031)	(75,030,934)	(26,857)
Repurchases of common stock			37,362,000,000	37,362,000,000
Minimum tradable quantity of share lot					100
Common stock held in treasury					159,078,706	118,246,309		908,498	1,062,910	1,063,153
Common stock held in treasury, value					¥ 99,819,000,000	¥ 97,692,000,000		¥ 1,985,000,000	¥ 2,189,000,000	¥ 2,189,000,000
Shares issued	103,429,360				103,429,360		800,000,000				766,000,000	34,000,000